FAIR VALUE MEASUREMENT - Assets (liabilities) measured at fair value on recurring basis (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)
FAIR VALUE MEASUREMENT
Equity investments at FVOCI	$ 99.3	$ 51.9
Assets	12,411.1	10,865.6
Liabilities	(3,717.0)	$ (3,865.0)
Assets transfer out of Level 1 into Level 2	0.0
Assets transfer out of Level 2 into Level 1	0.0
Liabilities transfer out of Level 1 into Level 2	0.0
Liabilities transfer out of Level 2 into Level 1	0.0
Assets transfers into Level 3 fair value measurements	0.0
Assets transfers out of Level 3 fair value measurements	0.0
Liabilities transfers into Level 3 fair value measurements	0.0
Liabilities transfers out of Level 3 fair value measurements	$ 0.0
Total return swaps
FAIR VALUE MEASUREMENT
Number of derivative instruments | item	2,515,000
Recurring basis
FAIR VALUE MEASUREMENT
Assets	$ 107.4
Recurring basis | Energy swap contracts
FAIR VALUE MEASUREMENT
Liabilities	(6.1)
Recurring basis | Foreign currency forward and collar contracts
FAIR VALUE MEASUREMENT
Assets	5.9
Recurring basis | Equity investments at FVOCI
FAIR VALUE MEASUREMENT
Assets	99.3
Recurring basis | Total return swaps | Other
FAIR VALUE MEASUREMENT
Assets	8.3
Recurring basis | Level 1
FAIR VALUE MEASUREMENT
Assets	99.3
Recurring basis | Level 1 | Equity investments at FVOCI
FAIR VALUE MEASUREMENT
Assets	99.3
Recurring basis | Level 2
FAIR VALUE MEASUREMENT
Assets	8.1
Recurring basis | Level 2 | Energy swap contracts
FAIR VALUE MEASUREMENT
Liabilities	(6.1)
Recurring basis | Level 2 | Foreign currency forward and collar contracts
FAIR VALUE MEASUREMENT
Assets	5.9
Recurring basis | Level 2 | Total return swaps | Other
FAIR VALUE MEASUREMENT
Assets	$ 8.3